Changes in Capital Accounts, detail (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares, beginning balance	121,569	45,180	1,666
Granted	124,989	91,449	45,180
Vested	(45,543)	(15,060)	(1,666)
Number of shares, ending balance	201,015	121,569	45,180
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Weighted average grant date fair value, beginning balance	$ 21.15	$ 29.76	$ 60.00
Granted, Weighted Average Grant Date Fair Value	3.04	18.32	29.76
Vested, Weighted Average Grant Date Fair Value	22.10	29.76	60.00
Weighted average grant date fair value, ending balance	$ 9.68	$ 21.15	$ 29.76